Fair Value Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Schedule of carrying amounts and fair values of financial instruments
	Carrying amount		Fair value		Fair value hierarchy
	2020	2019	2020	2019	2020/2019
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	308,912	68,266	308,912	68,266	Level 1
Trade and other receivables	89,627	125,211	89,627	125,211	Level 2
Derivatives financial assets – Cross currency swaps	42,247	-	42,247	-	Level 2
Financial investment at fair value through other comprehensive income	692	18,224	692	18,224	Level 3

Total financial assets	441,478	211,701	441,478	211,701

Financial liabilities
Trade and other payables	187,876	235,384	187,876	235,384	Level 2
Derivatives financial liabilities – “Cross currency swaps”	-	1,302	-	1,302	Level 2
Senior notes	1,044,352	1,003,130	1,118,492	1,048,484	Level 1
Promissory notes	224,232	98,774	221,607	99,333	Level 2

Total financial liabilities	1,456,460	1,338,590	1,527,975	1,384,503

Schedule of significant unobservable inputs used in level 3 fair value measurements
As of December 31, 2020	Weighted average	Fair value sensitivity
Earning growth factor	3.79%	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/131,580,000 and (S/456,870,000), respectively.
WACC discount rate	8.53%	10% increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/390,352,000) and S/169,179,000, respectively.
As of December 31, 2019	Weighted average	Fair value sensitivity
Earning growth factor	4%	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/11,012,000 and (S/11,381,000), respectively.
WACC discount rate	8.9%	10% increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/11,222,000) and S/15,352,000, respectively.